Fair Value Measurements (Details) - Schedule of Assumptions Used in Estimating the Fair Value - $ / shares	3 Months Ended
	Dec. 31, 2023	Dec. 21, 2023
Earnout Liability [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Stock price (in Dollars per share)	$ 4.02	$ 10.66
Expected volatility	50.00%	50.00%
Risk-free rate	3.90%	3.90%
Contractual term	8 years	8 years
PIPE Make-Whole Liability [Member]
Schedule of Assumptions Used in Estimating the Fair Value [Line Items]
Stock price (in Dollars per share)	$ 6.18	$ 10.17
Expected volatility	49.00%	49.00%
Risk-free rate	5.40%	5.40%
Contractual term	4 years	4 years